Schedule of Interest Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes Payable
Finance cost on equity line of credit				$ 15,000	$ 30,000
Interest on convertible notes			44,877	43,899	59,023	17,260
Interest on notes payable, related parties			58,804	43,763	19,127	9,729
Interest on notes payable			47,255	21,120	85,653	18,945
Amortization of debt discounts on convertible notes			13,549	50,753	50,753	42,247
Amortization of debt discounts on convertible notes, common stock			12,684	106,894	106,894	311,418
Amortization of debt discounts on convertible notes, warrants				255,026	255,026	102,991
Series B preferred stock issued as a commitment on an ELOC				205,005
Common stock issued as a commitment on the 2nd AJB Note				134,128
Interest on accounts payable				11,249	11,249	8,541
Total interest expense	$ 67,571	$ 529,915	$ 177,169	$ 886,837	956,858	511,131
Finance cost on equity line of credit, issuances of series B preferred stock					205,005
Finance cost on equity line of credit, issuances of common stock					$ 134,128